Revenue - Summary of changes in current and non-current deferred revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current and non-current deferred income at beginning of period	€ 64,739
Current and non-current deferred income at end of period	51,371	€ 64,739
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current and non-current deferred income at beginning of period	64,739	71,209
Foreign currency translation effects		44
Current and non-current deferred income at end of period	50,930	64,739
Eli Lilly and Company | Up-front payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition	(15,584)	(5,996)
Eli Lilly and Company | Equity component
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition	(496)	€ (518)
Eli Lilly and Company | Milestones achieved
Disclosure of disaggregation of revenue from contracts with customers [line items]
Received or receivable	5,096
Revenue recognition	€ (2,825)